WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | WCM/BNY Mellon Focused Growth ADR ETF
WCM / BNY MELLON FOCUSED GROWTH ADR ETF
INVESTMENT OBJECTIVE
The WCM/BNY Mellon Focused Growth ADR ETF (the "Fund") seeks long-term capital appreciation above international benchmarks such as the BNY Mellon Classic ADR
Index, the Fund's primary benchmark, and the MSCI EAFE Index, the Fund's secondary benchmark.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WCM/BNY Mellon Focused Growth ADR ETF
MANAGEMENT FEES		0.75%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES		3.42%
TOTAL ANNUAL FUND OPERATING EXPENSES		4.17%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[1]	2.92%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		1.25%
[1]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WCM/BNY Mellon Focused Growth ADR ETF	128	1,001	1,889	4,174

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.
During the most recent fiscal year, the Fund's portfolio turnover rate was 16%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
WCM Investment Management (the "Sub-Advisor"), the sub-adviser to the Fund, seeks to achieve the Fund's investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often
American Depositary Receipts ("ADRs"), included in the BNY Mellon Classic
ADR Index. The Fund's investment focus follows the Sub-Advisor's core philosophy of investing in industry-leading non-U.S. organizations led by visionary management teams with sound business strategies. The Sub-Advisor believes that these companies often dominate their industry and are likely to continue that domination well into the future. The Sub-Advisor establishes guidelines for sector and industry emphasis and develops the portfolio of the Fund. The Sub-Advisor analyzes the major trends in the global economy in order to identify those economic sectors and industries that are most likely to benefit. Typical themes incorporated in their investment process include demographics, global commerce, outsourcing, the growing global middle class and the proliferation of technology. A portfolio strategy is then implemented that will best capitalize on these investment themes and subsequent expected growth of the underlying assets.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the
"Exchange") may result in a shareholder's inability to buy or sell shares of the
Fund on that day.

Emerging Markets Risk. Certain of the Fund's investments will expose the Fund's portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Currency Risk. The Fund's exposure to foreign currencies subjects the
Fund to the risk that those currencies will decline in value relative to the
U.S. dollar.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Large-Capitalization Risk. The Fund may invest in large-capitalization companies.
Large-capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large-capitalization securities is less than for other types of investments -- small-capitalization securities, for instance -- the Fund's performance could be reduced.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Trading Risk. Shares of the Fund may trade below their net asset value ("NAV").
The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the
Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.
FUND PERFORMANCE
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in  the Fund. The table also shows how the Fund's performance compares to the  MSCI EAFE Index, which is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.advisorshares.com.

The Fund's year-to-date total return as of September 30, 2012 was 7.23%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

                 Return      Quarter/Year
Highest Return     8.42%         4Q/2011
Lowest Return -17.90% 3Q/2011
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 2011
Average Annual Total Returns	Label		1 Year	Since Inception	Inception Date
WCM/BNY Mellon Focused Growth ADR ETF	Return Before Taxes Based on NAV		(5.81%)	8.37%	Jul. 20, 2010
WCM/BNY Mellon Focused Growth ADR ETF After Taxes on Distributions	Return After Taxes on Distributions	[1]	(5.81%)	8.33%	Jul. 20, 2010
WCM/BNY Mellon Focused Growth ADR ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.53%)	7.21%	Jul. 20, 2010
WCM/BNY Mellon Focused Growth ADR ETF MSCI EAFE Index	MSCI EAFE Index (Reflects no deduction for fees, expenses, or taxes)		(12.14%)	2.67%	Jul. 20, 2010
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Updated performance information is available on the Fund's website at www.advisorshares.com.